SCHEDULE OF LOSS ATTRIBUTABLE TO DISCONTINUED OPERATIONS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations
Sales			$ 129,776
Marketing, promotional activities			(27,842)
Net Revenue			101,934
Cost of Sales			33,481
Gross profit (loss)			68,453
Expenses
Amortization			6,301
Product registration and development			5,458
Selling and marketing			121,405
Total expenses			133,164
Other income (expense)
Write-down of inventories			(109,941)
Write-down of equipment			(14,704)
Net loss from discontinued operations			$ (189,356)